Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstarct]
STOCK-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

The Company has adopted share-based compensation plan, the 2022 Share Incentive Plan (the Plan), from which share-based compensation awards can be granted to employees, directors and consultants. As of December 31, 2023, there were 2,306,600 ordinary shares authorized for issuance under the Plan.

The Company has issued stock option and Restricted share units (RSU) awards to management, other key employees, consultants, and executive directors. These awards generally vest ratably over a three-year period and the option awards expire after a term of four years from the date of grant. The Company’s option and RSUs awards have vesting conditions based on services period, and performance share units (PSUs) have vesting conditions based on achievement of pre-determined performance conditions.

New allotments during the year ended December 31, 2023 that remain outstanding, all of which are non-tradable and physically-settled, are set out below:

Date of grant	Eligible Recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions
March 30, 2023	Chairman of the Board	Restricted share units (1)	1,340	12 quarterly tranches
March 30, 2023	Chairman of the Board	Performance share units (1)	1,340	Vesting upon achievement of performance conditions
April 20, 2023	Chief Executive Officer	Restricted share units (2)	1,910	12 quarterly tranches
April 20, 2023	Chief Executive Officer	Performance share units (2)	1,910	Vesting upon achievement of performance conditions
June 25, 2023	Company Employees	Restricted Share Units (3)	11,217	12 quarterly tranches
August 30, 2023	Company Employees	Restricted Share Units (3)	190	12 quarterly tranches
October 12, 2023	Directors	Restricted Share Units (4)	3,831	12 quarterly tranches
November 22, 2023	Company Employees	Restricted Share Units (3)	862	12 quarterly tranches
Total securities exercisable into shares			22,600

(1)	On March 30, 2023, the Chairman of the Board, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chairman of the Board had waived. The incremental fair value of this grant, amounting to USD 87 thousand, is recognized over the course of 12 quarterly installments. The Chairman was also granted performance share units, which will vest in full upon the achievement of one of the following milestones: (i) engagement with a strategic partner/investor/corporation operating in the field of food, healthcare, pharmaceuticals, or printing for an investment in the company or its subsidiaries, in cash in an amount of not less than USD 500 thousand; (ii) submission of a regulatory approval to the U.S. FDA, Singapore Food Agency or European Food Safety Authority, for the commercial sale or distribution of Company’s products; or (iii) engagement with a strategic partner/corporation operating in the field of food, healthcare, pharmaceuticals or printing in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization. As of December 31, 2023, the Company’s management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 61 thousand.

(2)	On April 20, 2023, the Chief Executive Officer, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chief Executive Officer had waived. The incremental fair value of this grant, amounting to USD 134 thousand, is recognized over the course of 12 quarterly installments. The Chief Executive Officer was also granted performance share units, which will vest in full upon the achievement of one of the aforementioned milestones. As of December 31, 2023, the Company’s management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 87 thousand.

(3)	On June 25, 2023, Company employees were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 820 thousand, will be recognized over the course of 12 quarterly installments. During 2023, the Company issued restricted share units to its new employees, with a fair value of USD 164 thousand. The assumption for estimate the incremental fair value are detailed in table below.

(4)	In August 2023, members of the Company’s Board of Directors were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 389 thousand, will be recognized over the course of 12 quarterly installments. The assumption for estimate the incremental fair value are detailed in table below.

The fair value at the dates the options were awarded was estimated using a binomial option pricing model.

The fair value of the Company’s stock options granted to employees and directors for the years ended December 31, 2023, 2022 and 2021 was estimated using the following assumptions:

	2023	2022	2021
Expected volatility	97.57%-119.85%	91.25%-100.74%	73.84%-93.1%
Risk free interest rate	3.78%-4.92%	2.03%-4.04%	0.23%-1.97%
Expected dividend	0%	0%	0%
Expected term (in years)	1.5-2 years	2-2.8 years	4-10 years

The Expected Volatility was determined on the basis of a weighted average share price volatility of the company, as well as similar companies, for a period equal to the expected terms of the share options The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The estimated exercise coefficient for executive and non-executive is approximately 2.8 and 2, respectively. Share price was determined according to quoted share prices on Nasdaq.

Transactions related to the grant of options to employees, directors and non-employees under the Company’s options plan during the year ended December 31, 2023 were as follows:

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2023	19,046,329	0.28	4.89	-
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled	(4,132,233)	0.10	0.55	-
Forfeited	(1,299,583)	0.71	2.20	-
Expired	(3,640,418)	0.97	-	-
Outstanding at December 31, 2023	9,974,095	0.05	6.41	-
Vested and expected to vest at end of period	9,974,095	0.05	6.41	-
Exercisable at December 31, 2023	7,805,505	0.53	4.9	-

The weighted-average grant-date fair value of RSUs and options granted during the years 2023, 2022 and 2021 was 0.08, 0.24 and 0.48, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2023, 2022 and 2021, was USD 0, USD 246 thousand and USD 1,505 thousand, respectively.

Transactions related to restricted share units (RSUs) during the year ended December 31, 2023 were as follows:

	Number of RSU	Weighted average grant date fair value (USD)
Outstanding at January 1, 2023	986,533	0.69
Granted	22,600,120	0.08
Vested	(3,462,487)	0.16
Cancelled	(90,853)	0.68
Forfeited	(1,904,663)	0.08
Outstanding at December 31, 2023	18,128,650	0.08

The total intrinsic value of vested RSU’s during the years ended December 31, 2023, 2022 and 2021, was USD 271 thousand, USD 120 thousand and USD 0, respectively.

As of December 31, 2023, the total compensation cost related to non-vested awards not yet recognized was approximately USD 1,228 thousand, which is expected to be recognized over a period of up to three years.

Besides incentive options and RSUs, as of the December 31, 2023 the Company has issued securities exercisable into 35,595,831 ordinary shares to investors, former shareholders of Peace of Meat and former Ophectra Real Estate and Investments Ltd. employees prior to the reverse merger, including investor warrants exercisable into 35,395,831 ordinary shares with exercise prices between USD 0.35 and USD 1.71 and prior Ophectra Real Estate and Investments Ltd. employees options exercisable into 200,000 ordinary shares with exercise price of USD 0.49.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2023, 2022 and 2021 was comprised as follows:

	Year ended December 31,
	2023	2022	2021
Research and development, net	476	627	925
Marketing	832	2,291	704
General and administrative	551	438	2,170
Total share-based compensation expenses	1,859	3,356	3,799